UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            March 31, 2009
                                                --------------------------------

Check here if Amendment  [ ]; Amendment Number:
                                                -------------

     This Amendment  (Check only one.):        [ ]  is a restatement.
                                               [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Wallace R. Weitz
                   -------------------------------------------------------------
Address:               Wallace R. Weitz & Co.
                   -------------------------------------------------------------
                       One Pacific Place, Suite 600
                   -------------------------------------------------------------
                       1125 South 103 Street
                   -------------------------------------------------------------
                       Omaha, Nebraska  68124-6008
                   -------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                  Wallace R. Weitz
                  --------------------------------------------------------------
Title:                 President
                  --------------------------------------------------------------
Phone:                 402-391-1980
                  --------------------------------------------------------------

Signature, Place, and Date of Signing:



/s/ Wallace R. Weitz           Omaha, Nebraska                May 11, 2009
--------------------           ---------------                ------------
Signature                      City, State                    Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 0
                                                          ------------

Form 13F Information Table Entry Total:                           64
                                                          ------------

Form 13F Information Table Value Total:                   $1,393,941
                                                          ------------
                                                          (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                                             31-Mar-09
13F FILE NO. 28-3062

                           FORM 13F INFORMATION TABLE

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                COLUMN 1         COLUMN 2        COLUMN 3    COLUMN 4            COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8
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                                                               VALUE     SHRS OR   SH/   PUT/   INVESTMENT     OTHER        VOTING
             NAME OF ISSUER      TITLE OF CLASS    CUSIP     (x$1000)    PRN AMT   PRN   CALL   DISCRETION    MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
WILLIS GROUP HOLDINGS LTD        SHS             G96655108    17,259      784,500  SH              Sole         N/A         Shared
TYCO INTL LTD                    SHS             H89128104    29,325    1,499,250  SH              Sole         N/A         Shared
ACI WORLDWIDE INC                COM             004498101     5,953      317,500  SH              Sole         N/A          Sole
AMERICAN EXPRESS CO              COM             025816109    39,561    2,902,500  SH              Sole         N/A         Shared
APACHE CORP                      COM             037411105       160        2,500  SH              Sole         N/A          Sole
AVON PRODS INC                   COM             054303102     2,258      117,400  SH              Sole         N/A         Shared
BED BATH & BEYOND INC            COM             075896100     9,900      400,000  SH              Sole         N/A          Sole
BERKSHIRE HATHAWAY INC DEL       CL A            084670108    39,362          454  SH              Sole         N/A         Shared
BERKSHIRE HATHAWAY INC DEL       CL B            084670207   167,734       59,480  SH              Sole         N/A         Shared
BURLINGTON NORTHN SANTA FE C     COM             12189T104    12,325      204,900  SH              Sole         N/A         Shared
CABELAS INC                      COM             126804301    32,133    3,527,250  SH              Sole         N/A         Shared
COINSTAR INC                     COM             19259P300    24,250      740,240  SH              Sole         N/A         Shared
COMCAST CORP NEW                 CL A SPL        20030N200    56,824    4,415,200  SH              Sole         N/A         Shared
CONOCOPHILLIPS                   COM             20825C104    13,968      356,700  SH              Sole         N/A         Shared
CONVERA CORP                     CL A            211919105       109      590,000  SH              Sole         N/A          Sole
CORPORATE EXECUTIVE BRD CO       COM             21988R102     2,823      194,700  SH              Sole         N/A         Shared
CUMULUS MEDIA INC                CL A            231082108     2,248    2,225,600  SH              Sole         N/A          Sole
DAILY JOURNAL CORP               COM             233912104     4,096      113,771  SH              Sole         N/A          Sole
DELL INC                         COM             24702R101    48,222    5,086,679  SH              Sole         N/A         Shared
DEVON ENERGY CORP NEW            COM             25179M103       125        2,800  SH              Sole         N/A          Sole
DIAGEO P L C                     SPON ADR NEW    25243Q205     2,461       55,000  SH              Sole         N/A          Sole
DISCOVERY COMMUNICATNS NEW       COM SER A       25470F104    16,097    1,004,800  SH              Sole         N/A         Shared
DR PEPPER SNAPPLE GROUP INC      COM             26138E109        85        5,000  SH              Sole         N/A          Sole
EOG RES INC                      COM             26875P101     1,331       24,300  SH              Sole         N/A         Shared
EAGLE MATERIALS INC              COM             26969P108    23,757      979,655  SH              Sole         N/A         Shared
EBAY INC                         COM             278642103     8,541      680,000  SH              Sole         N/A          Sole
ENERGIZER HLDGS INC              COM             29266R108       571       11,500  SH              Sole         N/A          Sole
GOOGLE INC                       CL A            38259P508     6,397       18,380  SH              Sole         N/A          Sole
HSN INC                          COM             404303109     1,542      300,000  SH              Sole         N/A          Sole
INTELLIGENT SYS CORP NEW         COM             45816D100       794      881,999  SH              Sole         N/A          Sole
INTERVAL LEISURE GROUP INC       COM             46113M108     4,811      907,708  SH              Sole         N/A         Shared
KNOT INC                         COM             499184109        69        8,424  SH              Sole         N/A          Sole
LABORATORY CORP AMER HLDGS       COM NEW         50540R409    10,593      181,100  SH              Sole         N/A         Shared
LEGG MASON INC                   COM             524901105        84        5,300  SH              Sole         N/A          Sole
LEVEL 3 COMMUNICATIONS INC       COM             52729N100        66       71,900  SH              Sole         N/A          Sole
LIBERTY GLOBAL INC               COM SER C       530555309    55,818    3,950,330  SH              Sole         N/A         Shared
LIBERTY MEDIA CORP NEW           INT COM SER A   53071M104    31,024   10,698,000  SH              Sole         N/A         Shared
LIBERTY MEDIA CORP NEW           CAP COM SER A   53071M302    21,574    3,090,800  SH              Sole         N/A         Shared
LIBERTY MEDIA CORP NEW           ENT COM SER A   53071M500    55,461    2,780,000  SH              Sole         N/A         Shared
LOWES COS INC                    COM             548661107    41,811    2,291,000  SH              Sole         N/A         Shared
MARTIN MARIETTA MATLS INC        COM             573284106    33,741      425,488  SH              Sole         N/A         Shared
MICROSOFT CORP                   COM             594918104    47,766    2,600,212  SH              Sole         N/A         Shared
MOHAWK INDS INC                  COM             608190104    21,754      728,305  SH              Sole         N/A         Shared
NEWCASTLE INVT CORP              COM             65105M108     1,555    2,392,200  SH              Sole         N/A          Sole
NEWS CORP                        CL A            65248E104    15,204    2,296,690  SH              Sole         N/A         Shared
OMNICARE INC                     COM             681904108    52,990    2,163,730  SH              Sole         N/A         Shared
POTASH CORP SASK INC             COM             73755L107        68          840  SH              Sole         N/A          Sole
PROCTER & GAMBLE CO              COM             742718109     2,355       50,000  SH              Sole         N/A          Sole
REDWOOD TR INC                   COM             758075402   103,910    6,769,365  SH              Sole         N/A         Shared
TELEPHONE & DATA SYS INC         SPL COM         879433860    64,631    2,732,810  SH              Sole         N/A         Shared
TICKETMASTER ENTMT INC           COM             88633P302     3,468      939,888  SH              Sole         N/A         Shared
TREE COM INC                     COM             894675107       308       66,666  SH              Sole         N/A          Sole
US BANCORP DEL                   COM NEW         902973304     1,023       70,000  SH              Sole         N/A          Sole
U S G CORP                       COM NEW         903293405    13,493    1,773,000  SH              Sole         N/A         Shared
UNITED PARCEL SERVICE INC        CL B            911312106    27,194      552,500  SH              Sole         N/A          Sole
UNITED STATES CELLULAR CORP      COM             911684108        65        1,960  SH              Sole         N/A          Sole
UNITEDHEALTH GROUP INC           COM             91324P102    43,707    2,088,261  SH              Sole         N/A         Shared
UNITED STATES OIL FUND LP        UNITS           91232N108     1,162       40,000  SH              Sole         N/A          Sole
VULCAN MATLS CO                  COM             929160109    17,185      388,000  SH              Sole         N/A          Sole
WAL MART STORES INC              COM             931142103    12,087      232,000  SH              Sole         N/A          Sole
WASHINGTON POST CO               CL B            939640108    36,817      103,100  SH              Sole         N/A         Shared
WELLPOINT INC                    COM             94973V107    79,268    2,087,660  SH              Sole         N/A         Shared
WELLS FARGO & CO NEW             COM             949746101    10,288      722,500  SH              Sole         N/A          Sole
XTO ENERGY INC                   COM             98385X106    12,380      404,300  SH              Sole         N/A         Shared
                                                          -----------------------
                                 64                        1,393,941   81,116,095
                                                          -----------------------
